Note 19 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Note 19 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations [Line Items]
Acquisition-related costs	$ 1,416	$ 1,666	$ 1,308
	1,491	2,876	6,512
Fiscal 2015 Restructuring Plan [Member]
Note 19 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations [Line Items]
Restructuring plan	50	715
Fiscal 2014 Restructuring Plan [Member]
Note 19 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations [Line Items]
Restructuring plan	33	100	1,904
Other Restructuring Plans [Member]
Note 19 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations [Line Items]
Other restructuring plans	$ (7)	(1)	(13)
Executive Officer [Member]
Note 19 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations [Line Items]
Executive departure charges		$ 396	$ 3,313